INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Text-based advertising USD ($)	Dec. 31, 2012 Text-based advertising RUB	Dec. 31, 2011 Text-based advertising RUB	Dec. 31, 2010 Text-based advertising RUB	Dec. 31, 2012 Yandex websites USD ($)	Dec. 31, 2012 Yandex websites RUB	Dec. 31, 2011 Yandex websites RUB	Dec. 31, 2010 Yandex websites RUB	Dec. 31, 2012 Yandex ad network websites USD ($)	Dec. 31, 2012 Yandex ad network websites RUB	Dec. 31, 2011 Yandex ad network websites RUB	Dec. 31, 2010 Yandex ad network websites RUB	Dec. 31, 2012 Display advertising USD ($)	Dec. 31, 2012 Display advertising RUB	Dec. 31, 2011 Display advertising RUB	Dec. 31, 2010 Display advertising RUB
Information about revenues
Total advertising revenue	$ 925.2	28,100.0	19,608.0	12,189.0	$ 839.8	25,508.0	17,512.0	10,960.0	$ 678.6	20,610.0	14,590.0	9,454.0	$ 161.2	4,898.0	2,922.0	1,506.0	$ 85.4	2,592.0	2,096.0	1,229.0
Online payment commissions	18.1	552.0	383.0	263.0
Other revenues	3.8	115.0	42.0	48.0
Total revenues	$ 947.1	28,767.0	20,033.0	12,500.0